UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _3/31

Date of reporting period: 06/30/17

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Statement of Investments, June 30, 2017 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 99.0%
California 96.7%
ABAG Finance Authority for Nonprofit Corps. COP, Butte Valley-Tulelake Rural Health Projects Inc.,
California Mortgage Insured, 6.65%, 10/01/22	$380,000	$381,444
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging,
Series A, California Mortgage Insured, Pre-Refunded, 5.65%, 8/15/38	9,000,000	9,467,190
ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A, 5.45%,
4/01/39	5,500,000	5,516,390
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,588,070
Channing House, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/30	8,495,000	9,655,247
Channing House, California Mortgage Insured, Pre-Refunded, 6.125%, 5/15/40	17,635,000	20,105,487
Eskaton Properties Inc., Refunding, 5.00%, 11/15/35.	10,000,000	10,677,500
San Diego Hospital Assn., Sharp Healthcare, Series B, 6.25%, 8/01/39	17,500,000	19,187,350
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.625%, 5/15/29.	9,050,000	9,809,838
St. Rose Hospital, Series A, California Mortgage Insured, Pre-Refunded, 6.00%, 5/15/29	8,620,000	9,403,041
ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.30%, 10/01/21	110,000	110,319
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/29	20,000,000	12,527,400
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/30	41,665,000	24,634,431
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 10/01/21	64,660,000	65,335,050
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/22	81,685,000	82,546,777
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 10/01/23	70,015,000	70,753,658
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.40%, 10/01/24	43,770,000	44,242,278
Capital Appreciation, sub. lien, Series A, AMBAC Insured, Pre-Refunded, 5.45%, 10/01/25	57,960,000	58,592,344
Alameda County COP,
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/23	19,195,000	19,246,443
Alameda County Medical Center Project, NATL Insured, ETM, 5.30%, 6/01/26	7,000,000	7,020,720
Alameda County Medical Center Project, NATL Insured, ETM, 5.00%, 6/01/28	8,925,000	8,949,544
Alameda USD Alameda County GO, Election of 2014, Series A, 5.00%, 8/01/39	18,000,000	20,646,180
Alhambra City Elementary School District GO, Los Angeles County, Capital Appreciation, Election of
1999, Series B, NATL Insured, zero cpn., 9/01/27.	3,035,000	2,261,196
Alisal USD,
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/32	3,355,000	1,965,493
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 8/01/33	3,610,000	2,015,535
GO, Monterey County, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero
cpn., 2/01/34	3,345,000	1,813,258
Alvord USD,
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.,
8/01/36	15,000,000	6,766,050
GO, Riverside County, Capital Appreciation, Election of 2007, Series B, AGMC Insured, zero cpn.
to 8/01/26, 7.35% thereafter, 8/01/46	42,500,000	39,510,975
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	20,695,000	21,437,950
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	34,690,000	38,675,881
Anaheim City School District GO, Election of 2010, AGMC Insured, Pre-Refunded, 6.25%, 8/01/40	7,500,000	8,979,975
Anaheim PFA Lease Revenue,
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/24	26,855,000	22,466,624
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/26	29,430,000	22,449,498
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/27	22,860,000	16,727,805

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Anaheim PFA Lease Revenue, (continued)
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/28	$14,425,000	$9,991,476
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/29	24,810,000	16,158,009
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/32	13,665,000	7,622,064
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/33	37,070,000	19,644,876
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 9/01/34	24,970,000	12,573,643
Capital Appreciation, Public Improvements Project, Subordinate, Series C, AGMC Insured, zero
cpn., 3/01/37	15,080,000	6,662,495
Anaheim UHSD, GO, Orange County, Election of 2002, Capital Appreciation, Series A, AGMC Insured,
zero cpn., 8/01/26	8,570,000	6,713,567
Antelope Valley Community College District GO,
Election of 2004, Series B, NATL Insured, Pre-Refunded, 5.25%, 8/01/39	14,900,000	14,945,445
Los Angeles and Kern Counties, Refunding, 5.00%, 8/01/39	11,750,000	13,528,010
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/36	3,130,000	3,405,033
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40.	6,235,000	6,957,262
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,075,070
Auburn PFA Wastewater Revenue, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/39	1,880,000	2,036,811
Azusa RDA Tax Allocation, Series B, Pre-Refunded, 7.00%, 8/01/38	8,420,000	8,957,870
Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19	1,765,000	1,771,936
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/28	5,810,000	3,217,578
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, Pre-Refunded,
zero cpn., 8/01/36	11,410,000	3,788,462
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48 .	25,000,000	3,588,500
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/53 .	60,000,000	5,842,200
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,630,800
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, 5.00%, 4/01/56	60,000,000	68,808,600
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	81,800,000	84,259,726
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	18,000,000	18,607,140
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.125%, 4/01/47	53,585,000	55,245,599
San Francisco Bay Area, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	22,571,800
San Francisco Bay Area, Subordinate, Series S-2, 5.00%, 10/01/50	75,000,000	81,156,000
San Francisco Bay Area, Subordinate, Series S-4, 5.00%, 4/01/43	36,040,000	40,334,887
San Francisco Bay Area, Subordinate, Series S-4, 5.125%, 4/01/48	27,355,000	30,718,024
San Francisco Bay Area, Subordinate, Series S-4, 5.25%, 4/01/53	33,000,000	37,311,450
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,169,660
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	7,196,402
Bell GO, Election of 2003, NATL Insured, 5.00%, 8/01/34	5,195,000	5,199,208
Belmont-Redwood Shores School District GO, Election of 2005, Series A, AGMC Insured, Pre-
Refunded, 5.00%, 8/01/32	10,000,000	10,028,700
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35.	5,090,000	5,699,019

|2

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California County Tobacco Securitization Agency Tobacco Settlement Revenue,
Asset-Backed, Alameda County Tobacco Asset Securitization Corp., 5.875%, 6/01/35.	$7,500,000	$7,567,125
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/34.	10,295,000	11,536,989
Asset-Backed, Kern County Tobacco Funding Corp., Refunding, 5.00%, 6/01/40.	17,650,000	19,941,323
Asset-Backed, Stanislaus County Tobacco Funding Corp., Series A, 5.875%, 6/01/43	8,690,000	8,798,017
California Health Facilities Financing Authority Revenue,
Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22	720,000	722,354
Pomona Valley Hospital, Refunding, Series A, NATL Insured, 5.625%, 7/01/19	6,175,000	6,195,625
California Infrastructure and Economic Development Bank Revenue,
Academy of Motion Picture Arts and Sciences Obligated Group, Refunding, Series A, 5.00%,
11/01/41	8,000,000	9,102,000
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/33	13,460,000	17,248,048
Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
7/01/29	50,985,000	65,056,350
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,734,890
Infrastructure SRF, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,232,975
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 5.875%,
5/15/29	2,895,000	3,151,352
Pilgrim Place in Claremont, Series A, California Mortgage Insured, Pre-Refunded, 6.125%,
5/15/39	5,830,000	6,373,006
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,802,200
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,541,308
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,364,050
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District,
Series A, NATL Insured, 5.125%, 4/01/31	880,000	887,718
California State Educational Facilities Authority Revenue,
Chapman University, 5.00%, 4/01/45	10,000,000	11,159,100
Loma Linda University, Refunding, Series A, 5.00%, 4/01/47.	11,000,000	12,331,550
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/26	7,620,000	5,730,164
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/27	7,365,000	5,300,222
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/28	4,120,000	2,833,324
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/30	5,685,000	3,554,319
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/31	7,615,000	4,537,550
Loyola Marymount University, Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn.,
10/01/32	7,615,000	4,317,020
Pepperdine University, Refunding, 5.00%, 10/01/49	13,060,000	15,097,099
Santa Clara University, Capital Appreciation, Refunding, AMBAC Insured, zero cpn., 9/01/26	5,150,000	3,742,557
Santa Clara University, Refunding, 5.00%, 4/01/45	15,495,000	17,539,720
Stanford University, Refunding, Series U-1, 5.25%, 4/01/40	24,960,000	33,618,874
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43	56,950,000	75,510,005
Stanford University, Series U-4, 5.00%, 6/01/43.	24,205,000	32,093,409
Stanford University, Series U-6, 5.00%, 5/01/45.	90,580,000	120,662,524

|3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
NATL Insured, 6.00%, 10/01/21.	$65,000	$65,757
NATL RE, FGIC Insured, 5.625%, 10/01/26	5,005,000	5,058,854
Pre-Refunded, 5.00%, 8/01/34	26,795,000	27,967,281
Various Purpose, 5.125%, 4/01/24.	5,000	5,014
Various Purpose, 6.00%, 5/01/24.	2,565,000	2,606,091
Various Purpose, 5.20%, 4/01/26.	20,000	20,055
Various Purpose, 6.00%, 4/01/38.	57,130,000	61,878,074
Various Purpose, 6.00%, 11/01/39.	100,000,000	110,945,000
Various Purpose, 5.25%, 11/01/40.	69,685,000	77,922,464
Various Purpose, AGMC Insured, 5.50%, 4/01/19	275,000	277,932
Various Purpose, AGMC Insured, 5.50%, 3/01/20	285,000	286,929
Various Purpose, AMBAC Insured, 5.90%, 3/01/25	210,000	211,544
Various Purpose, FGIC Insured, 6.00%, 8/01/19	905,000	908,140
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,358,242
Various Purpose, NATL Insured, 6.00%, 8/01/24	990,000	993,406
Various Purpose, Pre-Refunded, 5.25%, 3/01/38	39,790,000	40,929,586
Various Purpose, Refunding, 5.625%, 9/01/24	255,000	256,765
Various Purpose, Refunding, 6.00%, 3/01/33	25,000,000	28,123,500
Various Purpose, Refunding, 5.00%, 8/01/34	21,205,000	22,033,055
Various Purpose, Refunding, 5.25%, 3/01/38	19,255,000	19,732,139
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	27,632,000
Various Purpose, Refunding, 5.00%, 10/01/41	15,250,000	17,039,587
Various Purpose, Refunding, 5.00%, 4/01/42	85,000,000	95,687,050
Various Purpose, Refunding, 5.00%, 4/01/43	44,745,000	50,891,621
Various Purpose, Refunding, 5.00%, 10/01/44	25,000,000	28,791,000
Various Purpose, Refunding, 5.00%, 8/01/45	22,500,000	25,929,900
Various Purpose, Refunding, 5.00%, 9/01/45	10,000,000	11,616,100
Various Purpose, Refunding, 5.00%, 8/01/46	20,000,000	23,189,600
California State Health Facilities Financing Authority Revenue,
Adventist Health System/West, Series A, Pre-Refunded, 5.75%, 9/01/39	18,000,000	19,783,620
California-Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,153,360
Catholic Healthcare West, Series A, 5.25%, 3/01/41	50,000,000	53,970,500
Catholic Healthcare West, Series A, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,955,900
Cedars-Sinai Medical Center, Pre-Refunded, 5.00%, 8/15/39	4,200,000	4,543,140
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/42	7,750,000	8,711,233
Children’s Hospital Los Angeles, Refunding, Series A, 5.00%, 8/15/47	10,370,000	11,628,088
Children’s Hospital Los Angeles, Series A, AGMC Insured, Pre-Refunded, 5.25%, 7/01/38.	17,000,000	19,040,170
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	10,500,000	11,805,045
Children’s Hospital of Orange County, Series A, 6.25%, 11/01/29	13,870,000	15,402,912
Children’s Hospital of Orange County, Series A, 5.25%, 11/01/41	10,000,000	11,097,300
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	685,000	686,897
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	5,818,600
El Camino Hospital, 4.125%, 2/01/47	11,000,000	11,337,810
El Camino Hospital, 5.00%, 2/01/47	12,500,000	13,970,125
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/38	25,000,000	26,295,500
Kaiser Permanente, Refunding, Series A, Subseries A-2, 4.00%, 11/01/44	385,000,000	401,878,400
Kaiser Permanente, Series A, Subseries A-2, 5.00%, 11/01/47	30,000,000	38,365,500
Lucile Salter Packard Children’s Hospital at Stanford, Series A, 5.00%, 8/15/51	39,455,000	43,936,299
Lucile Salter Packard Children’s Hospital at Stanford, Series B, 5.00%, 8/15/55	12,960,000	14,453,899
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/34	1,000,000	1,155,680

|4

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Health Facilities Financing Authority Revenue, (continued)
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/39	$1,450,000	$1,656,799
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage
Insured, 5.00%, 7/01/44	1,160,000	1,316,612
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/38	9,000,000	10,313,820
Providence Health and Services, Series C, Pre-Refunded, 6.25%, 10/01/28	4,000,000	4,259,320
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	6,375,000	6,807,799
Providence Health and Services, Series C, Pre-Refunded, 6.50%, 10/01/38	125,000	133,406
Rady Children’s Hospital, 5.25%, 8/15/41	11,000,000	12,214,730
Sutter Health, Refunding, Series A, 5.00%, 8/15/43	20,000,000	22,690,000
[a] Sutter Health, Refunding, Series A, 4.00%, 11/15/48	36,810,000	37,815,649
[a] Sutter Health, Refunding, Series A, 5.00%, 11/15/48	58,000,000	66,809,040
Sutter Health, Refunding, Series B, 5.00%, 11/15/46	26,565,000	30,335,370
Sutter Health, Series A, 5.00%, 8/15/38	30,300,000	31,656,228
Sutter Health, Series A, 5.00%, 8/15/52	89,990,000	99,067,291
California State Municipal Finance Authority COP,
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.375%, 2/01/29.	10,000,000	10,676,300
Community Hospitals of Central California Obligated Group, Pre-Refunded, 5.50%, 2/01/39	13,250,000	14,171,802
California State Municipal Finance Authority Revenue,
City of Anaheim Water System Project, Refunding, Series A, 5.25%, 10/01/45	13,145,000	15,400,419
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/42	5,500,000	6,180,130
Community Medical Centers, Refunding, Series A, 5.00%, 2/01/47	13,500,000	15,100,425
Community Medical Centers, Series A, 5.00%, 2/01/46	15,000,000	16,568,400
[a] Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/42	5,100,000	5,726,331
[a] Eisenhower Medical Center, Refunding, Series A, 4.00%, 7/01/47	7,350,000	7,428,351
[a] Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/47	4,000,000	4,455,600
Eisenhower Medical Center, Refunding, Series B, 4.00%, 7/01/47	12,325,000	12,281,986
Eisenhower Medical Center, Series A, Pre-Refunded, 5.75%, 7/01/40	7,000,000	7,920,430
Inland Regional Center Project, Refunding, 5.00%, 6/15/45	23,300,000	25,960,860
NorthBay Healthcare Group, Series A, 5.25%, 11/01/41	5,500,000	6,180,295
NorthBay Healthcare Group, Series A, 5.00%, 11/01/47	8,650,000	9,472,010
South Central Los Angeles Regional Center Project, 5.75%, 12/01/43	33,895,000	38,505,059
University of La Verne, Refunding, Series A, 4.00%, 6/01/47	8,000,000	8,170,560
California State PCFA Revenue, San Jose Water Company Project, 4.75%, 11/01/46	15,000,000	16,133,250
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series
B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	1,953,391
California State Public Works Board Lease Revenue,
Various Capital Projects, Refunding, Series G, 5.00%, 11/01/31	16,520,000	18,909,948
Various Capital Projects, Series A, 5.00%, 4/01/31	48,070,000	54,507,534
Various Capital Projects, Series A, 5.00%, 4/01/32	17,885,000	20,219,708
Various Capital Projects, Series A, 5.00%, 4/01/37	29,000,000	32,424,320
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 5.50%, 3/01/25.	8,700,000	9,705,285
Various Capital Projects, Series A, Subseries A-1, Pre-Refunded, 6.00%, 3/01/35.	10,000,000	11,285,900
Various Capital Projects, Series G, Subseries G-1, Pre-Refunded, 5.75%, 10/01/30	100,000,000	110,382,000
Various Capital Projects, Series I, 5.00%, 11/01/38	40,000,000	45,260,800
Various Capital Projects, Series I, Pre-Refunded, 6.375%, 11/01/34	50,000,000	56,096,500
Various Judicial Council Projects, Series D, 5.00%, 12/01/31	15,000,000	16,954,800
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/39	23,000,000	26,343,280
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,105,000	34,321,489
Systemwide, Refunding, Series A, 5.00%, 11/01/42	29,645,000	33,228,488
Systemwide, Refunding, Series A, 5.00%, 11/01/43	11,000,000	12,766,820

|5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State University Revenue, (continued)
Systemwide, Refunding, Series A, 5.00%, 11/01/44	$32,345,000	$36,954,809
Systemwide, Refunding, Series A, 5.00%, 11/01/47	63,000,000	73,703,700
Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	110,000	113,369
Systemwide, Series A, AGMC Insured, Pre-Refunded, 5.00%, 11/01/33.	4,890,000	5,055,282
California Statewide CDA,
COP, The Internext Group, 5.375%, 4/01/30	19,025,000	19,049,923
COP, NATL Insured, 5.00%, 4/01/18.	2,200,000	2,203,718
COP, NATL Insured, 5.125%, 4/01/23.	6,000,000	6,004,860
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,506,500
California Statewide CDA Revenue,
Adventist Health System/West, Refunding, Series A, 5.00%, 3/01/35	9,250,000	10,559,430
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	16,640,000	17,130,880
Catholic Healthcare West, Series A, Pre-Refunded, 5.50%, 7/01/30	9,670,000	9,670,000
Catholic Healthcare West, Series E, Pre-Refunded, 5.50%, 7/01/31	12,675,000	12,675,000
Catholic Healthcare West, Series K, Assured Guaranty, Pre-Refunded, 5.50%, 7/01/41	17,000,000	17,000,000
Catholic Healthcare West, Series L, Assured Guaranty, Pre-Refunded, 5.25%, 7/01/41	13,000,000	13,000,000
Cottage Health System Obligated Group, Refunding, 5.25%, 11/01/30	18,500,000	20,477,835
Cottage Health System Obligated Group, Refunding, 5.00%, 11/01/40	56,000,000	60,878,720
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	18,222,250
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/33	20,000,000	21,170,200
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 5.75%, 8/15/38	36,500,000	38,434,865
Henry Mayo Newhall Memorial Hospital, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,377,790
Henry Mayo Newhall Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded,
5.00%, 10/01/37	4,000,000	4,038,920
Henry Mayo Newhall Memorial Hospital, Series B, AMBAC Insured, Pre-Refunded, 5.05%,
10/01/28	7,825,000	8,217,189
Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27	2,605,000	2,605,000
Kaiser Permanente, Series A, 5.00%, 4/01/42	88,945,000	98,438,100
Lodi Memorial Hospital, Series A, California Mortgage Insured, Pre-Refunded, 5.00%, 12/01/37	20,000,000	20,331,200
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.25%, 8/01/24	12,040,000	13,120,590
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.625%, 8/01/29	20,015,000	22,284,301
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	37,455,000	41,797,533
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,354,860
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,319,560
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,533,395
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	735,000	736,940
Serenity House, Refunding, California Mortgage Insured, 5.50%, 1/01/28	3,180,000	3,189,476
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	29,600,000	31,000,080
St. Joseph Health System, Series C, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47.	12,000,000	12,567,600
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	35,300,000	36,797,073
Sutter Health, Series B, 5.25%, 11/15/48	63,255,000	65,601,760
Sutter Health, Series C, 5.00%, 11/15/38	23,925,000	24,761,657
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	15,679,650
California Statewide CDA Revenue COP, Insured Health Facilities, UniHealth America, Series A,
AMBAC Insured, Pre-Refunded, 5.75%, 10/01/25.	10,775,000	12,119,828
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 5.50%, 5/15/26	9,500,000	9,876,865
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/40	59,000,000	61,592,460
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.125%, 5/15/31	8,000,000	8,721,360
University of California Irvine East Campus Apartments, Phase I, CHF-Irvine LLC, Refunding,
5.375%, 5/15/38	8,500,000	9,327,560

|6

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Series A,
AGMC Insured, 5.25%, 10/01/24	$275,000	$275,732
Campbell USD,
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/20	5,000,000	4,781,650
GO, Capital Appreciation, Series B, NATL Insured, zero cpn., 8/01/21	6,280,000	5,883,292
Carlsbad USD,
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/34	14,000,000	15,205,820
COP, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/41	3,880,000	4,214,184
GO, Capital Appreciation, Election of 2006, Series B, zero cpn. to 5/01/19, 6.00% thereafter,
5/01/34	14,000,000	14,994,280
GO, Capital Appreciation, Election of 2006, Series C, zero cpn. to 8/01/26, 6.625% thereafter,
8/01/35	33,000,000	29,465,370
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,098,860
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,917,265
Centinela Valley UHSD,
GO, Los Angeles County, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	4,458,454
GO, Los Angeles County, Refunding, Series A, NATL Insured, 5.50%, 8/01/33	15,630,000	19,392,141
Central USD,
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29 .	3,000,000	3,271,260
GO, Fresno County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.625%,
8/01/33	3,500,000	3,825,395
Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured, 5.00%,
11/01/22	1,675,000	1,726,138
Chaffey Joint UHSD, GO, Election of 2012, Series B, 5.00%, 8/01/44	27,500,000	31,398,950
Charter Oak USD, GO, Los Angeles County, Election of 2012, Refunding, Series A, AGMC Insured,
5.00%, 8/01/40.	5,000,000	5,673,550
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,798,510
Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project, AMBAC Insured,
5.00%, 4/01/32.	4,000,000	4,010,000
Chico USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	8,000,000	8,923,920
Chula Vista IDR, San Diego Gas and Electric Co., Refunding, Series A, 5.875%, 2/15/34	17,500,000	18,944,450
Coachella Valley USD,
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/36	8,000,000	3,961,280
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/37	8,000,000	3,788,000
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/40	7,500,000	3,042,075
GO, Riverside and Imperial Counties, Capital Appreciation, Election of 2005, Series C, AGMC
Insured, zero cpn., 8/01/43	10,000,000	3,400,100
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.50%, 8/01/33	5,000,000	5,452,100
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/33	5,750,000	6,269,915
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,290,100
Colton Joint USD,
GO, San Bernardino and Riverside Counties, Capital Appreciation, Election of 2008, Series B,
AGMC Insured, zero cpn., 8/01/42	16,365,000	5,988,935
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty,
Pre-Refunded, 5.375%, 8/01/34.	10,665,000	11,602,134

|7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Compton CRDA Tax Allocation,
Redevelopment Project, second lien, Series B, 5.70%, 8/01/30	$10,000,000	$10,840,900
Redevelopment Project, second lien, Series B, 6.00%, 8/01/35	11,160,000	12,179,020
Redevelopment Project, second lien, Series B, 6.00%, 8/01/42	10,000,000	10,873,200
Compton Sewer Revenue, 6.00%, 9/01/39	11,775,000	12,189,009
Coronado CDA Tax Allocation,
Coronado Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,707,776
Coronado Community Development Project, Refunding, NATL Insured, 5.00%, 9/01/34	6,115,000	6,129,798
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23.	2,320,000	2,043,897
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24.	2,620,000	2,242,039
GO, Riverside County, Capital Appreciation, Series B, AGMC Insured, zero cpn., 3/01/25.	1,400,000	1,175,230
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,838,373
GO, Riverside County, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,812,806
GO, Riverside County, Election of 2006, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/34	12,000,000	12,566,160
GO, Riverside County, Election of 2006, Series C, AGMC Insured, Pre-Refunded, 5.50%, 8/01/39 .	7,500,000	8,170,050
GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/44.	20,000,000	22,755,400
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,102,886
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,909,920
Cudahy RDA Allocation, Refunding, Series C, 6.00%, 10/01/27	5,980,000	6,006,372
Daly City Housing Development Finance Agency Mobile Home Park Revenue, Franciscan Mobile
Home Park Acquisition Project, senior bond, Refunding, Series A, 5.00%, 12/15/47	17,870,000	18,039,229
Delano UHSD, GO, Refunding, Series A, NATL Insured, 5.15%, 2/01/32.	8,520,000	10,086,061
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,757,052
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24.	10,000,000	10,315,500
East Bay MUD Wastewater System Revenue, Alameda and Contra Costa Counties, Refunding, Series
A-2, 5.00%, 6/01/38	12,060,000	15,597,801
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Green Bonds, Series A, 5.00%, 6/01/42	20,295,000	24,152,065
Alameda and Contra Costa Counties, Green Bonds, Series A, 4.00%, 6/01/45	20,500,000	21,810,360
Alameda and Contra Costa Counties, Green Bonds, Series A, 5.00%, 6/01/45	18,350,000	21,750,071
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/35	10,000,000	11,651,600
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	7,355,000	8,637,197
Alameda and Contra Costa Counties, Series C, 5.00%, 6/01/44	14,000,000	15,967,840
Alameda and Contra Costa Counties, Series C, 4.00%, 6/01/45	9,070,000	9,592,432
Eastern California Municipal Water District Financing Authority Water and Wastewater Revenue, Series
B, 5.00%, 7/01/46	30,705,000	35,272,062
El Monte UHSD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-
Refunded, 5.50%, 6/01/34	11,355,000	12,302,121
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,705,020
Elsinore Valley Municipal Water District COP, Series A, BHAC Insured, Pre-Refunded, 5.00%, 7/01/29 .	7,245,000	7,534,510
Escondido UHSD,
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,816,365
COP, Public School Facilities Project, Series A, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,720,050
Fairfax Elementary School District GO,
Capital Appreciation, Election of 2010, Refunding, AGMC Insured, zero cpn., 11/01/48	10,380,000	2,596,557
Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,616,683
Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A, 5.50%,
10/01/27	12,500,000	12,617,625

|8

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/37	$41,250,000	$18,711,412
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/38	77,650,000	33,486,562
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn., 1/15/39	56,100,000	23,124,420
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	31,271,100
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	33,028,754
Capital Appreciation, Refunding, Series A, zero cpn., 1/15/42	130,000,000	42,511,300
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	98,000,000	83,648,880
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22	30,835,000	28,899,795
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23	5,765,000	5,282,354
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24	72,045,000	64,553,761
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/25	20,660,000	17,893,006
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/26	23,475,000	19,760,785
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/27	15,000,000	12,188,550
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28	2,000,000	1,571,940
Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/29	35,310,000	26,513,573
Refunding, Series A, 5.75%, 1/15/46	260,000,000	297,445,200
Refunding, Series A, 6.00%, 1/15/49	305,000,000	352,403,100
Refunding, Series A, 6.00%, 1/15/53	190,000,000	218,929,400
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,145,800
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,876,035
Fowler USD,
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/41	3,095,000	1,193,061
GO, Fresno County, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn.,
8/01/42	3,005,000	1,105,209
GO, Fresno County, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,922,978
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44.	5,000,000	5,565,700
Fresno USD,
GO, Capital Appreciation, Election of 2001, Series G, zero cpn., 8/01/41	47,000,000	10,911,990
GO, Capital Appreciation, Election of 2010, Series B, zero cpn., Refunding, 8/01/41	35,000,000	8,185,100
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,301,463
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,439,050
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A,
AGMC Insured, 5.00%, 9/01/31	2,500,000	2,869,675
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,651,614
Glendale Community College District GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/28.	15,000,000	10,186,950
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,000,500
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue,
Asset-Backed, Senior, Series A-1, 5.125%, 6/01/47	5,000,000	5,000,150
Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	72,885,000	73,380,618
Asset-Backed, Series A, 5.00%, 6/01/35	25,000,000	28,778,750
Asset-Backed, Series A, 5.00%, 6/01/40	212,525,000	242,382,637
Asset-Backed, Series A, 5.00%, 6/01/45	144,305,000	163,604,351
Grand Terrace CRDA Tax Allocation Revenue, Community Redevelopment Project Area, Series A,
6.00%, 9/01/33.	10,000,000	10,942,000

|9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Grossmont UHSD,
GO, San Diego County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24 .	$5,110,000	$4,319,943
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%,
8/01/33	1,440,000	1,555,517
GO, San Diego County, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%,
8/01/33	7,510,000	8,150,753
[a] Hacienda La Puente USD, GO, Los Angeles County, Election of 2016, Series A, 4.00%, 8/01/47.	15,655,000	16,286,523
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, zero cpn. to 8/01/22, 6.125% thereafter, 8/01/33	20,000,000	21,303,200
Hawthorne School District GO,
Capital Appreciation, Election of 2004, Series C, Assured Guaranty, zero cpn., 8/01/48	37,665,000	9,531,882
Los Angeles County, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,064,920
Hayward USD, GO, Alameda County, Capital Appreciation, Election of 2008, Series A, AGMC Insured,
Pre-Refunded, zero cpn., 8/01/38	9,875,000	2,624,973
Healdsburg RDA Tax Allocation Revenue, Sotoyome Community Development Project, 5.375%,
8/01/34	7,750,000	8,652,488
Huntington Beach City School District GO, Capital Appreciation, Election of 2002, Series A, NATL
Insured, zero cpn., 8/01/28	10,005,000	6,852,124
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,211,820
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,784,099
Refunding, Assured Guaranty, 5.25%, 10/01/39.	7,590,000	8,014,509
Inland Empire Tobacco Securitization Authority Revenue, Tobacco Settlement Asset-Backed, Inland
Empire Tobacco Securitization Corp., Capital Appreciation, Series B, 5.75%, 6/01/26	35,000,000	36,958,250
Irvine USD Financing Authority Special Tax,
Group II, Series A, Pre-Refunded, 5.00%, 9/01/26	1,720,000	1,798,638
Group II, Series A, Pre-Refunded, 5.125%, 9/01/36	6,305,000	6,602,281
Irvine USD Special Tax,
CFD No. 09-1, Series D, 5.00%, 3/01/57.	10,000,000	11,064,700
CFD No. 01-1, South Irvine Communities, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	7,914,900
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25	3,045,000	3,765,203
Refunding, Series A, NATL Insured, 6.45%, 8/01/29	3,075,000	4,005,987
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,746,665
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,490,880
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,385,360
Jurupa USD, GO, Riverside County, Election of 2014, Series A, 5.00%, 8/01/39	10,165,000	11,643,601
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40.	7,900,000	8,746,880
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%,
8/15/28	1,855,000	2,047,846
La Palma Community Development Commission Tax Allocation, La Palma Community Development
Project No. 1, Refunding, 6.10%, 6/01/22	575,000	579,525
Lake Elsinore PFA Tax Allocation Revenue, Series A, Assured Guaranty, 5.25%, 9/01/33	10,065,000	10,856,914
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,765,400
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,782,300
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn.,
8/01/45	11,540,000	3,514,622
Lammersville Joint USD, GO, Election of 2016, Series A, 4.00%, 8/01/46	41,340,000	42,511,989
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,425,673
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,621,563

|10

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Lawndale RDA Tax Allocation,
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/39	$10,280,000	$11,086,158
Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,555,736
Lemon Grove School District GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/50	20,990,000	4,749,407
Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,258,991
Live Oak School District COP,
Assured Guaranty, Pre-Refunded, 5.50%, 8/01/29	1,245,000	1,357,573
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/34	2,270,000	2,492,642
Assured Guaranty, Pre-Refunded, 5.875%, 8/01/39	2,750,000	3,019,720
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,616,585
Lodi USD, GO, San Joaquin County, Election of 2016, 4.00%, 8/01/41	15,000,000	15,735,600
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, Pre-Refunded, 8.25%,
12/01/38	35,000,000	36,021,300
Long Beach Bond Finance Authority Natural Gas Purchase Revenue,
Series A, 5.50%, 11/15/28	8,000,000	9,878,000
Series A, 5.00%, 11/15/29	17,465,000	20,869,452
Series A, 5.50%, 11/15/30	5,000,000	6,223,350
Series A, 5.00%, 11/15/35	69,800,000	84,208,116
Series A, 5.50%, 11/15/37	35,000,000	44,477,650
Los Angeles Community College District GO,
Election of 2001, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/32	21,500,000	21,561,705
Election of 2001, Series E-1, Pre-Refunded, 5.00%, 8/01/33	25,000,000	26,080,000
Election of 2003, Series F-1, Pre-Refunded, 5.00%, 8/01/33	20,000,000	20,864,000
Refunding, 5.00%, 8/01/38	10,000,000	11,724,900
Los Angeles County MTA Sales Tax Revenue,
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/35	17,655,000	20,910,229
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/37	10,970,000	12,945,039
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/38	28,160,000	33,181,210
Measure R, Senior, Refunding, Series A, 5.00%, 6/01/39	10,000,000	11,765,800
Los Angeles County Sanitation Districts Financing Authority Revenue, Green Bonds, Refunding, Series
A, 4.00%, 10/01/42	26,430,000	27,612,742
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/34	18,500,000	19,809,060
Los Angeles International Airport, Senior, Refunding, Series A, 5.25%, 5/15/39	14,000,000	15,028,020
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	19,445,000	21,301,803
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/35	80,000,000	87,898,400
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	32,864,700
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/41	14,500,000	16,440,245
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/41	12,500,000	14,202,500
Los Angeles International Airport, Subordinate, Series B, 5.00%, 5/15/46	53,000,000	59,956,780
Los Angeles International Airport, Subordinate, Series C, Pre-Refunded, 5.125%, 5/15/33	16,000,000	16,583,520
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/33	66,020,000	77,224,914
Power System, Refunding, Series A, 5.00%, 7/01/34	53,105,000	61,881,132
Power System, Refunding, Series A, 5.00%, 7/01/35	15,105,000	17,556,541
Power System, Refunding, Series A, 5.00%, 7/01/36	17,795,000	20,643,802
Power System, Refunding, Series A, 5.00%, 7/01/46	22,000,000	25,471,160
Power System, Series A, 5.00%, 7/01/42	120,000,000	140,226,000
Power System, Series A, 5.00%, 7/01/47	125,000,000	145,282,500
Power System, Series A, Subseries A-1, 5.25%, 7/01/38	10,000,000	10,415,000
Power System, Series A, Subseries A-1, AMBAC Insured, 5.00%, 7/01/37	11,345,000	11,345,000
Power System, Series B, 5.00%, 7/01/35	11,995,000	14,084,769

|11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water and Power Revenue, (continued)
Power System, Series B, 5.00%, 7/01/43	$62,000,000	$70,630,400
[a] Power System, Series C, 5.00%, 7/01/42	41,155,000	48,393,753
[a] Power System, Series C, 5.00%, 7/01/47	52,275,000	61,125,157
Power System, Series D, 5.00%, 7/01/44	51,940,000	59,428,190
Power System, Series E, 5.00%, 7/01/39	13,950,000	16,095,510
Power System, Series E, 5.00%, 7/01/44	34,000,000	38,901,780
Water System, Refunding, Series A, 5.00%, 7/01/43	81,095,000	91,885,501
Water System, Refunding, Series A, 5.00%, 7/01/46	37,255,000	43,133,094
Water System, Series A, 5.00%, 7/01/44	50,000,000	57,208,500
Water System, Series A, Subseries A-1, AMBAC Insured, 5.00%, 7/01/38	18,000,000	18,000,000
Water System, Series A, Subseries A-2, AMBAC Insured, 5.00%, 7/01/44	38,000,000	38,000,000
Los Angeles Harbor Department Revenue, Refunding, Series B, 5.00%, 8/01/44	10,300,000	11,744,060
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects,
Refunding, Series 1, NATL Insured, 6.50%, 7/01/22	370,000	371,573
Los Angeles USD,
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,000,000
GO, Election of 2004, Series H, AGMC Insured, Pre-Refunded, 5.00%, 7/01/28	5,000,000	5,000,000
GO, Election of 2004, Series I, 5.00%, 7/01/29	10,000,000	10,755,900
GO, Election of 2004, Series I, 5.00%, 1/01/34	36,760,000	39,500,826
GO, Election of 2005, Series E, AGMC Insured, Pre-Refunded, 5.00%, 7/01/27	5,800,000	5,800,000
GO, Election of 2005, Series F, 5.00%, 7/01/29	2,250,000	2,420,078
Los Angeles Wastewater System Revenue,
Green Bonds, Refunding, Series C, 5.00%, 6/01/45	24,690,000	28,384,118
Green Bonds, Series A, 5.00%, 6/01/44	9,000,000	10,374,120
Series A, Pre-Refunded, 5.00%, 6/01/39	25,000,000	26,850,250
Los Gatos-Saratoga Joint UHSD,
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/39	10,635,000	11,107,619
GO, Santa Clara and Santa Cruz Counties, Election of 2014, Series A, 4.00%, 8/01/44	16,090,000	16,732,956
Madera County COP,
Valley Children’s Hospital Project, NATL Insured, 5.00%, 3/15/23	8,500,000	8,512,665
Valley Children’s Hospital Project, NATL Insured, 5.75%, 3/15/28	27,500,000	27,553,075
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%,
10/01/40	5,115,000	5,611,922
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41	7,500,000	8,433,375
The Metropolitan Water District of Southern California Water Revenue, Authorization, Series A, 5.00%,
7/01/40	10,000,000	11,705,000
Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, NATL Insured, ETM, 5.50%, 1/15/24	11,790,000	13,160,705
Modesto High School District Stanislaus County GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/21	9,660,000	9,013,263
Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	10,815,000	9,549,969
Capital Appreciation, Series A, NATL Insured, zero cpn., 5/01/27	12,770,000	9,765,985
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,816,640
Monterey Peninsula USD,
GO, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/41	17,500,000	20,493,375
GO, Election of 2010, Series C, 5.00%, 8/01/41	11,190,000	12,936,088
Moorpark USD,
COP, Assured Guaranty, Pre-Refunded, 5.625%, 11/01/28	2,180,000	2,405,783
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32.	5,870,000	3,464,415

|12

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Moreno Valley USD,
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/27	$6,315,000	$5,091,595
GO, Riverside County, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/28	6,625,000	5,165,910
GO, Riverside County, Election of 2014, Series A, AGMC Insured, 5.00%, 8/01/44	29,220,000	33,022,399
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election
of 2008, Series A, zero cpn. to 8/01/28, 6.25% thereafter, 8/01/43	55,000,000	43,082,050
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	25,000,000	35,570,250
M-S-R Public Power Agency San Juan Project Revenue, Series E, NATL Insured, ETM, 6.00%,
7/01/22	6,330,000	7,272,790
Murrieta Valley USD, COP, School Facility Bridge Funding Program, Pre-Refunded, 5.75%, 5/01/41	12,000,000	13,511,160
Natomas USD, GO, Election of 2006, BHAC Insured, Pre-Refunded, 5.00%, 8/01/32	16,450,000	16,497,211
Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22	760,000	761,018
Newport Mesa USD, GO, Capital Appreciation, Election of 2005, zero cpn. to 7/31/21, 6.30%
thereafter, 8/01/42	20,000,000	21,364,200
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	3,699,264
Oak Grove School District GO, Capital Appreciation, Election of 2008, Series B-1, Pre-Refunded, zero
cpn., 6/01/41	36,240,000	8,011,577
Oak View USD, GO, San Joaquin County, Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,069,321
Oakland GO, Series B, Pre-Refunded, 6.25%, 1/15/39	10,045,000	10,847,495
Oakland USD Alameda County GO, Election of 2006, Series A, Pre-Refunded, 6.125%, 8/01/29	7,225,000	7,970,476
Oceanside USD,
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/38	10,590,000	4,457,013
GO, San Diego County, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero
cpn., 8/01/39	7,860,000	3,161,213
GO, San Diego County, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33 .	5,000,000	5,200,850
GO, San Diego County, Refunding, 5.00%, 8/01/48	12,000,000	13,479,840
Ontario-Montclair School District GO, San Bernardino County, Election of 2016, Series A, 5.00%,
8/01/46	11,765,000	13,652,341
Orange County Sanitation District Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/36	8,350,000	9,777,433
Orange County Water District Revenue COP,
Series B, NATL Insured, ETM, 5.00%, 8/15/28	13,740,000	17,048,455
Series B, NATL Insured, ETM, 5.00%, 8/15/34	3,305,000	4,157,822
Series B, NATL Insured, Pre-Refunded, 5.00%, 8/15/34	4,140,000	5,332,693
Orange Special Tax, CFD No. 06-1, Del Rio Public Improvements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,470,275
Oxnard School District GO, Ventura County, Election of 2012, Series C, BAM Insured, 4.00%, 8/01/44 .	10,755,000	11,116,260
Palomar Community College District GO,
Capital Appreciation, Election of 2006, Series B, zero cpn. to 8/01/25, 6.20% thereafter, 8/01/39	69,410,000	65,442,524
Election of 2006, Series C, 5.00%, 8/01/44.	35,120,000	40,500,735
Palomar Pomerado Health Care District COP, Pre-Refunded, 6.75%, 11/01/39	30,000,000	33,878,100
Palomar Pomerado Health GO,
Capital Appreciation, Election of 2004, Series A, Assured Guaranty, zero cpn. to 8/01/19, 7.00%
thereafter, 8/01/38	36,000,000	43,245,360
Capital Appreciation, Election of 2004, Series A, zero cpn. to 8/01/20, 6.75% thereafter, 8/01/40	60,000,000	67,464,600
Paramount USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/43 .	32,000,000	6,716,160
GO, Los Angeles County, Capital Appreciation, Election of 2006, BAM Insured, zero cpn., 8/01/48 .	28,000,000	3,934,000
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,394,859
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,721,436
Pasadena Electric Revenue, Refunding, Series A, 4.00%, 6/01/46	22,625,000	23,273,659

|13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	$1,900,000	$1,677,662
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,691,875
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,707,082
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,713,302
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,715,103
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded,
5.00%, 8/01/24.	6,000,000	6,017,220
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,005,000	3,006,322
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,428,880
Perris SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 6/01/23	19,095,000	17,128,215
Perris UHSD, GO, Riverside County, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42.	5,000,000	5,641,700
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, Pre-Refunded, 5.50%,
9/01/46	9,980,000	11,660,233
Placentia-Yorba Linda USD,
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/43	27,955,000	9,980,774
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/46	89,200,000	27,705,520
GO, Capital Appreciation, Election of 2008, Series D, zero cpn., 8/01/49	85,000,000	23,088,550
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,401,920
Pomona USD,
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,949,120
GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.25%,
8/01/33	5,675,000	6,159,191
Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23	1,230,000	1,232,792
Poway RDA Successor Agency Tax Allocation,
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/31	10,180,000	12,466,021
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 12/15/32	11,215,000	13,765,627
Paguay Redevelopment Project, Refunding, Series A, 5.00%, 6/15/33	5,835,000	7,105,688
Poway USD, GO, Capital Appreciation, School Facilities ID No. 2007-1, Election of 2008, Refunding,
Series B, zero cpn., 8/01/46	45,000,000	13,410,000
Rancho Mirage Joint Powers Financing Authority Revenue,
Eisenhower Medical Center, Refunding, Series A, 5.00%, 7/01/38	11,200,000	11,200,000
Eisenhower Medical Center, Series A, 5.00%, 7/01/47	58,450,000	58,450,000
Rancho Water District Financing Authority Revenue,
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/17	13,605,000	13,589,626
Capital Appreciation, AMBAC Insured, ETM, zero cpn., 8/15/18	13,605,000	13,428,679
Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37	13,525,000	14,173,253
Rialto USD,
GO, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn., 6/01/19	3,415,000	3,232,093
GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn. to 8/01/26, 7.35%
thereafter, 8/01/41	27,000,000	25,768,800
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	26,074,800
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35	10,000,000	5,192,500
Ripon USD, GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn.
to 8/01/18, 5.00% thereafter, 8/01/42	3,020,000	3,112,019

|14

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Riverside Community College District GO, Election of 2004, Series C, NATL Insured, Pre-Refunded,
5.00%, 8/01/32.	$6,930,000	$6,949,681
Riverside County Asset Leasing Corp. Leasehold Revenue,
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/23	14,160,000	12,429,790
Riverside County Hospital Project, Capital Appreciation, Series A, NATL Insured, zero cpn.,
6/01/24	13,005,000	11,052,949
Riverside County Flood Control and Water Conservation District Special Assessment, Elsinore Valley
Benefit AD, Zone 3, 7.875%, 9/01/17	475,000	479,964
Riverside County SFMR,
Capital Appreciation Mortgage, Series A, GNMA Secured, ETM, zero cpn., 11/01/20	25,055,000	23,284,614
Capital Appreciation Mortgage, Series B, GNMA Secured, ETM, zero cpn., 6/01/23	26,160,000	23,396,981
Riverside County Transportation Commission Sales Tax Revenue, Series A, 5.25%, 6/01/39	11,000,000	12,702,470
Riverside County Transportation Commission Toll Revenue, senior lien, Series A, 5.75%, 6/01/48	10,000,000	11,173,200
Riverside Electric Revenue,
Issue D, AGMC Insured, 5.00%, 10/01/33	10,000,000	10,435,600
Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,532,648
Refunding, Series A, 5.00%, 10/01/43	11,535,000	13,090,379
Riverside Sewer Revenue, Refunding, Series A, 5.00%, 8/01/40	25,000,000	28,501,750
RNR School Financing Authority Special Tax, CFD No. 92-1, Subordinate, Refunding, Series A, BAM
Insured, 5.00%, 9/01/36	11,145,000	12,608,338
Road 17 Levee Area PFA Assessment Revenue, Road 17 Levee Improvement Project, Pre-Refunded,
7.00%, 9/01/39.	8,865,000	9,968,515
Rocklin USD,
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/25	8,160,000	6,752,563
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/26	8,695,000	6,903,569
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/27	9,080,000	6,917,326
GO, Capital Appreciation, Election of 2002, NATL Insured, zero cpn., 8/01/28	16,615,000	12,107,018
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37	3,620,000	3,621,448
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,382,622
Roseville City School District GO, Capital Appreciation, Series A, zero cpn., 8/01/17	7,340,000	7,333,321
Roseville Electric System Revenue COP, AGMC Insured, 5.00%, 2/01/34	5,000	5,012
Roseville Joint UHSD, GO, Capital Appreciation, Series A, zero cpn., 8/01/17	1,305,000	1,303,812
Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26	5,000,000	5,749,450
Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Series A, NATL Insured,
Pre-Refunded, 5.00%, 10/01/37	8,715,000	8,799,797
Sacramento Area Flood Control Agency Special Assessment, Consolidated, Capital AD, Series A,
Assured Guaranty, Pre-Refunded, 5.00%, 10/01/32	5,000,000	5,048,650
Sacramento City USD, GO, Election of 2012, Measure Q, Series E, 4.00%, 5/01/47	20,000,000	20,859,400
Sacramento County Airport System Revenue,
PFC/Grant, Subordinate, Series C, Assured Guaranty, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,236,500
Senior, 5.00%, 7/01/40	9,000,000	9,817,110
Senior, Refunding, Series A, 5.00%, 7/01/41	10,000,000	11,659,300
Senior, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/41	10,000,000	10,399,600
Senior, Series B, AGMC Insured, 5.25%, 7/01/39.	20,000,000	20,649,400
Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	17,030,573
Subordinate, Refunding, Series B, 5.00%, 7/01/41.	9,000,000	10,377,900
Sacramento County Sanitation Districts Financing Authority Revenue,
Sacramento Regional County Sanitation District, NATL Insured, 5.00%, 12/01/36	13,220,000	13,402,172
Sacramento Regional County Sanitation District, Refunding, Series A, 5.00%, 12/01/44.	25,000,000	28,279,000
Sacramento Water Revenue, 5.00%, 9/01/38	21,630,000	24,669,015

|15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30	$5,435,000	$6,099,972
San Bernardino Community College District GO, Capital Appreciation, Election of 2008, Series B, zero
cpn., 8/01/48	66,390,000	18,330,943
San Bernardino County COP, Medical Center Financing Project, Refunding, 5.00%, 8/01/26	13,045,000	13,075,134
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn.,
5/01/22	17,055,000	13,360,716
San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project, Refunding, NATL
Insured, 5.70%, 1/01/23	4,985,000	5,000,154
San Buenaventura Public Facilities Financing Authority Waste Water Revenue,
Series C, 5.00%, 1/01/39	8,500,000	9,688,640
Series C, 5.00%, 1/01/44	10,840,000	12,286,706
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,696,750
San Diego Community College District GO, Capital Appreciation, Election of 2002, zero cpn. to
8/01/19, 6.00% thereafter, 8/01/33	26,880,000	30,630,835
San Diego County COP, The Salk Institute for Biological Studies, 5.125%, 7/01/40	15,000,000	16,388,700
San Diego County Regional Airport Authority Revenue,
Consolidated Rental Car Facilities, Series A, 5.00%, 7/01/44	5,645,000	6,310,320
Subordinate, Refunding, Series A, 5.00%, 7/01/27.	11,565,000	12,728,439
San Diego County Regional Transportation Commission Revenue, Refunding, Series A, 5.00%,
4/01/48	25,000,000	28,920,500
San Diego County Regional Transportation Commission Sales Tax Revenue,
Series A, 5.00%, 4/01/44	54,915,000	63,008,922
Series A, 5.00%, 4/01/48	20,000,000	22,815,000
San Diego USD,
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/21	12,160,000	11,407,053
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/22	8,440,000	7,722,431
GO, Capital Appreciation, Election of 1998, Series A, NATL Insured, zero cpn., 7/01/23	11,120,000	9,836,085
GO, Capital Appreciation, Election of 2008, Series A, Pre-Refunded, zero cpn. to 7/01/19, 6.00%
thereafter, 7/01/33	104,505,000	121,327,170
GO, Capital Appreciation, Election of 2008, Series C, zero cpn. to 6/30/30, 6.625% thereafter,
7/01/48	29,840,000	22,250,793
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Election of 2008, Series
E, zero cpn. to 7/01/32, 5.375% thereafter, 7/01/47	74,270,000	45,023,959
GO, Dedicated Unlimited Ad Valorem Property Tax, Capital Appreciation, Refunding, Series R-2,
zero cpn. to 6/30/30, 6.625% thereafter, 7/01/40	79,500,000	61,618,860
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/40	56,510,000	65,351,555
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series F, 5.00%, 7/01/45	34,370,000	39,561,588
GO, Dedicated Unlimited Ad Valorem Property Tax, Election of 2012, Series G, 5.00%, 7/01/40	13,000,000	15,033,980
San Francisco BART District GO,
Election of 2004, Series B, Pre-Refunded, 5.00%, 8/01/32	28,000,000	28,081,480
Election of 2016, Refunding, Series A-1, 5.00%, 8/01/47	15,000,000	17,848,800
San Francisco City and County Airport Commission International Airport Revenue,
Second Series, Series B, 5.00%, 5/01/44	31,000,000	35,329,770
Second Series, Series B, 5.00%, 5/01/46	112,500,000	127,118,250
Second Series, Series C, 5.00%, 5/01/46	1,000,000	1,151,420
San Francisco City and County Public Utilities Commission Water Revenue,
Refunding, Series A, 5.00%, 11/01/36	5,000,000	5,805,600
Sub-Series A, 5.00%, 11/01/36	23,490,000	26,584,573
Sub-Series A, 5.00%, 11/01/41	5,800,000	6,536,948
Sub-Series A, 5.00%, 11/01/43	71,735,000	80,416,370
San Francisco City and County RDA Successor Agency Tax Allocation, Transbay Infrastructure
Projects, third lien, Series B, AGMC Insured, 5.00%, 8/01/46	10,000,000	11,538,800

|16

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Gabriel USD,
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	$3,530,000	$2,790,218
GO, Los Angeles County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	1,850,000	1,427,183
San Jacinto USD,
COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,842,950
COP, Refunding, AGMC Insured, 5.375%, 9/01/40	12,000,000	13,336,200
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,869,094
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,652,700
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	9,551,846
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.65% thereafter, 1/15/37	104,745,000	95,895,095
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.70% thereafter, 1/15/38	140,340,000	129,472,070
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/40	158,655,000	148,082,231
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	141,024,000	131,905,388
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	141,024,000	132,149,360
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/25	5,700,000	4,991,832
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/28	33,545,000	26,502,227
senior lien, Capital Appreciation, ETM, zero cpn., 1/01/29	37,050,000	27,978,307
senior lien, Refunding, Series A, 5.00%, 1/15/44	125,000,000	138,267,500
senior lien, Refunding, Series A, 5.00%, 1/15/50	430,000,000	473,838,500
San Jose Airport Revenue,
Refunding, Series A, 5.00%, 3/01/41	10,000,000	11,421,800
Refunding, Series A, 5.00%, 3/01/47	20,000,000	22,737,000
Refunding, Series B, 5.00%, 3/01/47	10,000,000	11,610,400
San Jose Financing Authority Lease Revenue,
Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39	20,885,000	20,936,168
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/21	14,045,000	14,082,641
Convention Center Project, Refunding, Series F, NATL Insured, 5.00%, 9/01/22	14,730,000	14,769,329
San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility Project, Series A,
AMBAC Insured, 5.00%, 9/01/24	5,000,000	5,012,450
San Jose GO,
Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28	11,600,000	11,632,132
Libraries, Parks and Public Safety Projects, NATL Insured, 5.00%, 9/01/34	15,820,000	15,884,862
Libraries and Parks Projects, NATL Insured, 5.00%, 9/01/36	35,150,000	35,291,654
San Jose RDA Tax Allocation,
Housing Set-Aside Merged Area, Series E, NATL Insured, 5.85%, 8/01/27	7,325,000	7,350,345
Merged Area Redevelopment Project, Refunding, NATL Insured, 5.625%, 8/01/28	2,030,000	2,035,806
Merged Area Redevelopment Project, Series A, 6.50%, 8/01/18	6,840,000	7,032,478
Merged Area Redevelopment Project, Series B, 7.00%, 8/01/35	28,565,000	30,275,758
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,508,984
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32	13,395,000	13,428,621
San Jose Special Hotel Tax Revenue,
Convention Center Expansion and Renovation Project, 6.50%, 5/01/36	10,000,000	11,706,800
Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,682,600
San Jose USD,
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/27	7,105,000	5,719,383
COP, Capital Appreciation, AGMC Insured, ETM, zero cpn., 1/01/29	7,105,000	5,274,823

|17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Juan USD,
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/26.	$15,825,000	$11,811,305
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/27.	18,605,000	13,964,169
GO, Capital Appreciation, Election of 1998, Series B, NATL Insured, zero cpn., 8/01/28.	19,470,000	13,957,069
San Luis Obispo County Financing Authority Revenue,
Nacimiento Water Project, Refunding, Series A, BAM Insured, 5.00%, 9/01/37	10,000,000	11,514,600
Nacimiento Water Project, Series A, NATL Insured, 5.00%, 9/01/32.	525,000	527,951
Nacimiento Water Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	11,975,000	12,050,562
San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22	15,000,000	18,446,400
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40.	15,635,000	17,081,081
San Marino USD, GO, Los Angeles County, Capital Appreciation, Election of 2000, Series A, NATL
Insured, zero cpn., 7/01/25	6,080,000	5,073,091
San Mateo UHSD,
COP, Phase I Projects, Capital Appreciation, Series B, AMBAC Insured, Pre-Refunded, zero cpn.
to 12/15/19, 5.00% thereafter, 12/15/43	11,535,000	12,574,996
GO, Capital Appreciation, Election of 2000, Series B, NATL Insured, zero cpn., 9/01/22.	5,000,000	4,573,000
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,664,393
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,590,296
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,261,881
Sanger USD, GO, Fresno County, Election of 2016, Series A, BAM Insured, 4.00%, 8/01/41	10,000,000	10,403,800
Santa Ana CRDA Tax Allocation,
Merged Project Area, Refunding, Series A, 6.25%, 9/01/24	7,005,000	8,153,330
Merged Project Area, Refunding, Series A, 6.75%, 9/01/28	13,500,000	15,988,590
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	11,169,504
[b] Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20	1,925,000	1,907,367
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41	31,545,000	31,638,373
Santa Clarita Community College District GO, Los Angeles County, Election of 2006, NATL Insured,
Pre-Refunded, 5.00%, 8/01/32	9,765,000	9,793,026
Santa Cruz County RDA Tax Allocation,
Live Oak/Soquel Community Improvement Project Area, Series A, Pre-Refunded, 7.00%, 9/01/36 .	5,000,000	5,622,400
Refunding, Series A, BAM Insured, 5.00%, 9/01/35	20,000,000	23,029,200
Santa Maria Joint UHSD, GO, Santa Barbara and San Luis Obispo Counties, Election of 2004, 4.00%,
8/01/37	14,230,000	14,807,596
Santa Paula Utility Authority Wastewater Enterprise Revenue,
Series A, 5.00%, 2/01/45	16,495,000	18,488,421
Series A, 5.00%, 2/01/50	21,050,000	23,103,848
Santee School District COP, Capital Improvement Project, Assured Guaranty, Pre-Refunded, 5.50%,
10/01/48	15,460,000	16,320,194
Santee School District GO,
Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	6,845,000	6,864,645
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,036,330
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,418,000
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,183,680
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,632,480
School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD, Series A,
AGMC Insured, zero cpn., 8/01/42	49,000,000	16,790,340
Semitropic ID of Semitropic Water Storage District Revenue, second lien, Refunding, Series A, AGMC
Insured, 5.00%, 12/01/45	10,000,000	11,301,000
Snowline Joint USD, COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 9/01/34	13,390,000	14,503,780
Sonoma CDA Tax Allocation, Redevelopment Project, 7.125%, 12/01/36	10,775,000	13,285,575

|18

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.00%,
11/01/33	$17,500,000	$20,886,600
Southern California Water Replenishment District Financing Authority Revenue, Refunding, 5.00%,
8/01/41	10,000,000	11,446,900
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41.	22,870,000	26,252,473
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,641,253
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,622,380
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,626,569
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,619,089
Southwestern Community College District GO, Election of 2008, Series D, 5.00%, 8/01/44	10,000,000	11,416,100
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,487,553
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41	3,400,000	3,890,552
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37.	3,280,000	3,804,538
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,614,167
Sweetwater UHSD, GO, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.625%, 8/01/47	10,000,000	10,503,900
Temple City USD, GO, Election of 2012, Series A, 5.00%, 8/01/43	10,000,000	11,225,900
Trabuco Canyon PFA, Special Tax Revenue, Refunding, Series C, AGMC Insured, 6.10%, 7/01/19	2,500,000	2,618,150
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,383,211
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37	5,000,000	5,556,750
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33	3,185,000	3,666,763
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,631,641
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/43	10,855,000	12,557,173
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.00%, 9/01/30	2,125,000	2,376,876
Orange County, Housing, AGMC Insured, Pre-Refunded, 5.25%, 9/01/39	3,250,000	3,660,280
Twin Cities Police Authority CFD Special Tax, No. 2008-1, Public Safety, Police and Emergency
Response Facilities and Services, Pre-Refunded, 6.00%, 8/01/44	10,710,000	11,985,454
Union Elementary School District GO,
Santa Clara County, Capital Appreciation, Election of 1999, Series A, NATL Insured, zero cpn.,
9/01/24	2,000,000	1,695,800
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/25	5,500,000	4,495,150
Santa Clara County, Capital Appreciation, Election of 1999, Series B, NATL Insured, zero cpn.,
9/01/26	5,850,000	4,597,398
University of California Regents Medical Center Pooled Revenue,
Refunding, Series J, 5.00%, 5/15/48	75,000,000	83,001,000
Refunding, Series L, 5.00%, 5/15/47	49,575,000	56,573,007
University of California Revenue,
Limited Project, Refunding, Series I, 5.00%, 5/15/40	22,990,000	26,412,291
Limited Project, Refunding, Series I, 5.00%, 5/15/50	25,420,000	28,726,888
Refunding, Series AR, 5.00%, 5/15/41	13,760,000	16,037,693
Upland COP, San Antonio Community Hospital, Refunding, 6.50%, 1/01/41	34,130,000	38,020,137
Upland USD, GO, Capital Appreciation, Election of 2008, Series C, zero cpn., 8/01/45.	62,900,000	19,151,163
[b] Vacaville PFAR, Local Agency, 8.65%, 9/02/18	1,120,000	1,117,166
Vacaville USD, GO, Election of 2001, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32.	7,790,000	7,812,357

|19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Val Verde USD,
COP, Riverside County, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	$7,020,000	$7,366,507
GO, Riverside County, Convertible Capital Appreciation, Election of 2008, Refunding, Series B,
AGMC Insured, zero cpn. to 7/31/22, 6.125% thereafter, 8/01/34	1,000,000	1,015,340
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44	15,000,000	17,020,650
Vallejo PFAR, Local Agency, Hiddenbrooke ID, Refunding, Series A, 5.80%, 9/01/31	3,935,000	3,939,604
Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19	565,000	566,808
Victor Valley Joint UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
8/01/34	28,350,000	30,624,237
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1,
AGMC Insured, 5.00%, 9/01/37	3,020,000	3,425,797
Vista USD,
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 8/01/26	7,150,000	5,531,526
GO, San Diego County, Capital Appreciation, Election of 2002, Series A, AGMC Insured, zero
cpn., 2/01/27	4,795,000	3,626,554
GO, San Diego County, Election of 2002, Series C, AGMC Insured, Pre-Refunded, 5.00%,
8/01/28	2,000,000	2,005,740
Washington Township Health Care District GO, Series B, 5.00%, 8/01/45	15,000,000	17,055,000
Washington Township Health Care District Revenue,
Refunding, Series A, 5.00%, 7/01/37	7,000,000	7,008,820
Series A, 5.50%, 7/01/38	11,000,000	11,914,100
Weaver USD, GO, Capital Appreciation, Election of 2006, Series C, AMBAC Insured, Pre-Refunded,
zero cpn., 8/01/47	18,685,000	3,742,979
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,697,225
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, Pre-Refunded, 6.50%, 8/01/41	4,000,000	4,828,880
West Sacramento Area Flood Control Agency Assessment Revenue,
5.25%, 9/01/41	9,030,000	10,178,255
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,407,730
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,467,500
West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%, 9/01/34	4,940,000	5,671,713
Western Placer USD,
COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,112,900
COP, Refinancing Project, Series B, Assured Guaranty, Pre-Refunded, 5.125%, 8/01/47	10,275,000	10,732,546
Western Riverside Water and Wastewater Financing Authority Revenue,
Eastern Municipal Water District ID, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,896,143
Eastern Municipal Water District ID, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,710,375
Westminster School District GO, Election of 2008, Series A-1, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/34.	18,980,000	20,502,576
Wiseburn School District GO,
Los Angeles County, Election of 2010, Series A, AGMC Insured, Pre-Refunded, 5.75%, 8/01/40	9,215,000	10,489,711
Los Angeles County, Election of 2010, Series B, AGMC Insured, Pre-Refunded, 5.625%, 5/01/41	10,000,000	11,726,100
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32.	5,000,000	5,216,000
		15,250,656,271

U.S. Territories 2.3%
Puerto Rico 2.3%
Children’s Trust Fund Tobacco Settlement Revenue,
Asset-Backed, Refunding, 5.50%, 5/15/39	7,210,000	7,253,404
Asset-Backed, Refunding, 5.625%, 5/15/43	25,500,000	25,536,720

|20

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Commonwealth GO,
[c] Public Improvement, Refunding, Series A, 5.50%, 7/01/32	$30,000,000	$17,737,500
[c] Public Improvement, Refunding, Series A, 5.75%, 7/01/41	20,485,000	12,060,544
[c] Public Improvement, Refunding, Series E, 5.50%, 7/01/31	18,980,000	11,174,475
Public Improvement, Refunding, Sub-Series C-7, NATL Insured, 6.00%, 7/01/27.	21,000,000	21,854,490
[c] Public Improvement, Series A, 5.125%, 7/01/28	10,000,000	5,937,500
[c] Public Improvement, Series A, 5.125%, 7/01/31	68,780,000	40,838,125
[c] Public Improvement, Series A, 6.00%, 7/01/38	10,000,000	6,075,000
[c] Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	9,475,000	734,312
[c] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/29	20,000,000	12,250,000
Refunding, Series A, 5.00%, 7/01/42	24,000,000	14,700,000
Series A, 7.00%, 7/01/33	50,000,000	30,625,000
Series WW, 5.00%, 7/01/28	12,030,000	7,368,375
Series WW, 5.25%, 7/01/33	32,250,000	19,753,125
Series XX, 5.25%, 7/01/40	14,000,000	8,575,000
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing
Authority Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	6,800,000	6,273,000
Puerto Rico PBA Guaranteed Revenue,
[c] Government Facilities, Refunding, Series D, 5.375%, 7/01/33	26,510,000	14,514,225
Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/24	21,535,000	22,391,232
[c] Government Facilities, Refunding, Series N, 5.00%, 7/01/37	10,925,000	5,899,500
[c] Government Facilities, Series S, 6.00%, 7/01/41	32,840,000	17,733,600
[c] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	21,000,000	840,000
[c] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Convertible Capital Appreciation, First Subordinate, Series A, 6.75%, 8/01/32	80,000,000	20,800,000
First Subordinate, Series A, 5.75%, 8/01/37	10,000,000	2,600,000
First Subordinate, Series A, 5.375%, 8/01/39	10,000,000	2,600,000
First Subordinate, Series A, 5.50%, 8/01/42	10,000,000	2,600,000
First Subordinate, Series A, 6.00%, 8/01/42	8,000,000	2,080,000
First Subordinate, Series C, 5.50%, 8/01/40	50,000,000	13,000,000
Series A, 5.25%, 8/01/57	10,000,000	6,000,000
		359,805,127
U.S. Virgin Islands 0.0%†
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%,
10/01/37	5,000,000	3,975,000
Total U.S. Territories		363,780,127
Total Municipal Bonds before Short Term Investments
(Cost $14,224,391,879)		15,614,436,398

Short Term Investments 2.0%
Municipal Bonds 2.0%
California 2.0%
[d] California State GO,
Kindergarten, Refunding, Series A3, LOC State Street Bank & Trust Co., Daily VRDN and Put,
0.60%, 5/01/34	33,845,000	33,845,000
Kindergarten, Refunding, Series B3, LOC Citibank, Daily VRDN and Put, 0.60%, 5/01/34	20,775,000	20,775,000
Series A-1, LOC JPMorgan Chase Bank, Daily VRDN and Put, 0.60%, 5/01/33	7,900,000	7,900,000
Series A-3, LOC Bank of Montreal, Daily VRDN and Put, 0.60%, 5/01/33.	7,000,000	7,000,000

|21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments (continued)
Municipal Bonds (continued)
California (continued)
[d] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone
Facility Bonds, Series B, Daily VRDN and Put, 0.79%, 11/01/35	$21,205,000	$21,205,000
[d] Irvine Ranch Water District GO, ID, Consolidated, Series B, LOC Bank of America, Daily VRDN and
Put, 0.73%, 10/01/41	11,600,000	11,600,000
[a] Los Angeles County Revenue, TRAN, Refunding, 5.00%, 6/29/18	49,000,000	50,988,420
[d] Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series B, Subseries B-6, SPA Bank of Montreal, Daily VRDN and Put,
0.74%, 7/01/34	28,500,000	28,500,000
Power System, Refunding, Subseries A-4, SPA Bank of America, Daily VRDN and Put, 0.86%,
7/01/35	38,500,000	38,500,000
Water System, Refunding, Series B, Subseries B-2, SPA Royal Bank of Canada, Daily VRDN and
Put, 0.78%, 7/01/35	13,300,000	13,300,000
[a] Los Angeles GO, TRAN, Series A, 5.00%, 6/28/18	28,000,000	29,131,760
[d] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, SPA
Citibank, Daily VRDN and Put, 0.80%, 7/01/35	42,000,000	42,000,000
[d] University of California Regents Medical Center Pooled Revenue, Refunding, Series B-2, Daily VRDN
and Put, 0.60%, 5/15/32	14,020,000	14,020,000
Total Short Term Investments (Cost $318,717,860)		318,765,180
Total Investments (Cost $14,543,109,739) 101.0%		15,933,201,578
Other Assets, less Liabilities (1.0)%		(154,704,601)
Net Assets 100.0%		$15,778,496,977

See Abbreviations on page 25.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2017, the aggregate value of these securities was $3,024,533, representing less than 0.1% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|22

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,554,921,963

Unrealized appreciation	$1,704,901,840
Unrealized depreciation	(326,622,225)
Net unrealized appreciation (depreciation)	$1,378,279,615

|23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|24

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio

ABAG	The Association of Bay Area Governments	LOC	Letter of Credit
AD	Assessment District	MFHR	Multi-Family Housing Revenue
AGMC	Assured Guaranty Municipal Corp.	MTA	Metropolitan Transit Authority
AMBAC	American Municipal Bond Assurance Corp.	MUD	Municipal Utility District
BAM	Build America Mutual Assurance Co.	NATL	National Public Financial Guarantee Corp.
BART	Bay Area Rapid Transit	NATL RE	National Public Financial Guarantee Corp. Reinsured
BHAC	Berkshire Hathaway Assurance Corp.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PFA	Public Financing Authority
COP	Certificate of Participation	PFAR	Public Financing Authority Revenue
CRDA	Community Redevelopment Authority/Agency	RDA	Redevelopment Agency/Authority
ETM	Escrow to Maturity	SFMR	Single Family Mortgage Revenue
FGIC	Financial Guaranty Insurance Co.	SPA	Standby Purchase Agreement
FHA	Federal Housing Authority/Agency	SRF	State Revolving Fund
FICO	Financing Corp.	TRAN	Tax and Revenue Anticipation Note
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
ID	Improvement District	XLCA	XL Capital Assurance
IDR	Industrial Development Revenue

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|25

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

        Finance and Administration

Date  August 25, 2017

By   /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

        Chief Accounting Officer

Date  August 25, 2017